Note 11- Payroll Protection Program Loan (Details Textual) - USD ($)		12 Months Ended
	Apr. 25, 2020	Sep. 30, 2021	Sep. 30, 2020
Other Nonoperating Income (Loss) Debt Forgiveness Amount		$ 178,229	$ 0
Paycheck Protection Program Loan [Member]
Proceeds from Issuance of Debt	$ 176,300
Debt Instrument, Term (Year)	2 years
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Debt Instrument, Periodic Payment, Total	$ 20,000
Other Nonoperating Income (Loss) Debt Forgiveness Amount		$ 178,000